Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	¥ (177,872)	$ (25,788)	¥ (1,441,913)	¥ (1,339,908)
Income tax benefit computed at an applicable tax rate of 25%	(44,468)		(360,478)	(334,977)
Effect of non-deductible expenses	6,980		5,083	11,540
Effect of research and development expenses super deduction	(6,698)		(19,199)	(24,037)
Effect of preferential tax rate	28,615		50,248	18,513
Effect on tax rates in different tax jurisdictions	3,596		17,854	80,928
Change in valuation allowance	11,975		306,492	248,033
Income tax expense	¥ 0		¥ 0	¥ 0